Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges
		(credit)	Charges
		to	to
	Beginning	Costs and	other		End of
	of year	Expenses	accounts	Deductions	Year

Allowance for doubtful accounts (1):
Year ended December 31, 2017	$84	$97	$(78)	$-	$103
Year ended December 31, 2018	103	303	(166)	-	240
Year ended December 31, 2019	240	261	(83)	-	418

Allowance for net deferred tax assets:
Year ended December 31, 2017	$21,269	$-	$-	$(5,368)	$15,901
Year ended December 31, 2018	15,901	-	2,577	-	18,478
Year ended December 31, 2019	18,478	-	2,568	-	21,046

(1) Write-off net of recoveries for the allowance for doubtful accounts.